As filed with the Securities and Exchange Commission on March 9, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: June 30, 2010

Date of reporting period: December 31, 2009

Item 1. Report to Stockholders.

Dear Shareholder:

The U.S stock market recovery continued it’s momentum through the second half of 2009. The Russell 3000, the benchmark for your fund, returned 23.17% during this time period. The Class A shares of the fund lagged the Russell 3000 Index over the same period with a total return of 19.55% for the six month period ended December 31, 2009; whereas, the Class C shares had a total return of 18.26% for the period of July 1, 2009 - December 31, 2009.

In our ongoing effort to optimize the risk/return tradeoff in your fund, we endeavor to maintain a balanced portfolio, where the fund’s relative return is primarily dependent on stock selection. While this approach has served your management team well in the past, we had a handful of stocks that weighed on relative performance over the past two quarters. Genzyme was the poorest performer, down 12.5% for the period, as the company’s manufacturing problems prevented them from shipping enough of their biotechnology drugs to meet demand. Frontier Oil declined 9.7% as a result of difficult conditions in the oil refining market. State Street Bank was down 8.3% as it implemented structural changes necessitated by the financial tsunami which occurred in late 2008 and early in 2009. Finally, Gilead declined 7.5% when sales in its market-leading HIV franchise failed to meet investor expectations. In each of these cases, we thoroughly reviewed the company’s fundamentals against our rationale for investment and we remain confident that they should eventually contribute to the portfolio’s long-term performance.

We made only three sales and two purchases during the period. We sold Annaly Capital Management because we believe that future interest rate dynamics will have an adverse impact on the company’s earning power. Annaly benefits when the difference in the spread between short- and longer-term interest rates is wide and we expect it to narrow as the Fed becomes less accommodative in the future. We sold Alliant Tech Systems because we anticipate a decline in defense spending and we eliminated the position in Pfizer we received when that company purchased our holding in Wyeth for a combination of cash and stock. We used the proceeds of these sales to initiate positions in Time Warner Cable and Cooper Industries. We believe Time Warner has an attractive franchise with strong cash flow characteristics not fully appreciated by the market. Cooper Industries, we believe, is well positioned to benefit from the economic recovery we anticipate.

As we enter the new decade, we believe the worldwide economy is in the early stages of a recovery. Over the past year, we have modestly changed the portfolio’s holdings as we seek to benefit from that expected recovery. We increased the portfolio’s weighting in medium- and smaller-sized companies as we believe these companies should do better in the early stages of an economic recovery. In addition, a larger portion of the portfolio is positioned for growth. Consequently, we believe your fund is well positioned for the economic recovery we anticipate as 2010 unfolds. We thank you for your confidence in Davidson Investment Advisors and our Multi-Cap Core Fund.

Cordially,
Andrew I. Davidson President

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible. Small- and medium capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.

Because the fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETFs shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. The fund will bear its shares of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs.

The fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors.

Cash Flow: the excess of cash revenues over cash outlays in a give period of time (not including noncash expenses).

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments for a complete listing of fund holdings. Current and future portfolio holdings are subject to risk.

The opinions expressed in this letter are those of the fund manager, are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

The Davidson Fund is distributed by Quasar Distributors, LLC

Davidson Multi-Cap Core Fund
Expense Example at December 31, 2009 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/01/09   12/31/09), for Class A shares, and invested for the period (7/02/09 - 12/31/09)  for Class C shares.

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.15% and 1.90% per the advisory agreement for Class A and Class C, respectively. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8, 600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’ s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/09	12/31/09	7/1/09 12/31/09
Class A
Actual	$1,000.00	$1,195.50	$6.36
Hypothetical (5% return	$1,000.00	$1,019.41	$5.85
before expenses)
*Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Davidson Multi-Cap Core Fund
Expense Example at December 31, 2009 (Unaudited), continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/2/09	12/31/09	7/2/09 12/31/09
Class C
Actual	$1,000.00	$1,182.60	$10.40
Hypothetical (5% return	$1,000.00	$1,015.54	$ 9.60
before expenses)
*Expenses are equal to the Fund’s annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Davidson Multi-Cap Core Fund
Sector Allocation of Portfolio Assets - December 31, 2009 (Unaudited)

Percentages represent market value as a percentage of total investments.

Davidson Multi-Cap Core Fund
Schedule of Investments
December 31, 2009 (Unaudited)

Shares	COMMON STOCKS - 97.36%	Value
	Aerospace Product and Parts Manufacturing - 2.10%
5,605	United Technologies Corp.	$389,043
	Agencies, Brokerages, and Other Insurance Related Activities - 1.72%
13,220	Principal Financial Group, Inc. Com	317,809
	Basic Chemical Manufacturing - 2.07%
4,775	Praxair, Inc.	383,480
	Beverage Manufacturing - 1.87%
5,700	PepsiCo, Inc.	346,560
	Communications Equipment Manufacturing - 2.36%
18,240	Cisco Systems, Inc. (a)	436,666
	Computer and Peripheral Equipment Manufacturing - 4.71%
2,040	Apple, Inc. (a)	430,154
3,375	International Business Machines Corp.	441,787
		871,941
	Couriers and Express Delivery Services - 1.81%
4,015	FedEx Corp.	335,052
	Data Processing, Hosting, and Related Services - 1.79%
6,835	Fiserv, Inc. (a)	331,361
	Depository Credit Intermediation - 7.97%
10,240	JPMorgan Chase & Co.	426,701
8,865	State Street Corp.	385,982
22,950	TCF Financial Corp.	312,579
12,940	Wells Fargo & Co.	349,251
		1,474,513
	Electric Lighting Equipment Manufacturing - 2.10%
9,130	Cooper Industries PLC (b)	389,303
	Electric Power Generation, Transmission and Distribution - 1.61%
11,205	Black Hills Corp.	298,389

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Core Fund
Schedule of Investments
December 31, 2009 (Unaudited)

Shares	COMMON STOCKS - 97.36%, continued	Value
	Electronics and Appliance Stores - 1.94%
9,085	Best Buy Co., Inc.	$358,494
	Engine, Turbine, and Power Transmission Equipment Manufacturing - 1.47%
17,950	General Electric Co.	271,584
	Grain and Oilseed Milling - 1.89%
11,185	Archer-Daniels-Midland Co.	350,202
	Health and Personal Care Stores - 3.89%
6,180	Medco Health Solutions, Inc. (a)	394,964
8,830	Walgreen Co.	324,238
		719,202
	Industrial Machinery Manufacturing - 1.87%
24,770	Applied Materials, Inc.	345,294
	Insurance Carriers - 1.97%
9,100	StanCorp Financial Group, Inc.	364,182
	Jewelry, Luggage, and Leather Goods Stores - 1.48%
4,340	Blue Nile, Inc. (a)	274,852
	Medical and Diagnostic Laboratories - 1.86%
4,590	Laboratory Corporation of America Holdings (a)	343,516
	Medical Equipment and Supplies Manufacturing - 4.10%
4,680	3M Co.	386,896
4,725	Becton, Dickinson & Co.	372,613
		759,509
	Natural Gas Distribution - 1.80%
5,955	Sempra Energy	333,361
	Newspaper, Periodical, Book, and Directory Publishers - 1.73%
9,535	McGraw-Hill Companies, Inc.	319,518

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Core Fund
Schedule of Investments
December 31, 2009 (Unaudited)

Shares	COMMON STOCKS - 97.36%, continued	Value
	Office Furniture (including Fixtures) Manufacturing - 1.66%
19,280	Herman Miller, Inc.	$308,094
	Oil and Gas Extraction - 7.07%
7,845	Baker Hughes, Inc.	317,566
4,710	Devon Energy Corp.	346,185
10,500	Marathon Oil Corp.	327,810
3,821	Transocean Ltd. (a)(b)	316,379
		1,307,940
	Other Electrical Equipment and Component Manufacturing - 2.02%
6,100	Energizer Holdings, Inc. (a)	373,808
	Other General Merchandise Stores - 1.90%
5,940	Costco Wholesale Corp.	351,470
	Other Information Services - 2.45%
730	Google, Inc. - Class A (a)	452,585
	Other Telecommunications - 1.62%
8,940	NII Holdings, Inc. (a)	300,205
	Petroleum and Coal Products Manufacturing - 2.77%
4,565	Exxon Mobil Corp.	311,287
16,725	Frontier Oil Corp.	201,369
		512,656
	Pharmaceutical and Medicine Manufacturing - 5.24%
6,210	Amgen, Inc. (a)	351,300
5,495	Genzyme Corp. (a)	269,310
8,050	Gilead Sciences, Inc. (a)	348,404
		969,014
	Residential Building Construction - 1.48%
25,260	D.R. Horton, Inc.	274,576
	Resin, Synthetic Rubber, and Artificial Synthetic Fibers and
	Filaments Manufacturing - 1.96%
10,775	E.I. du pont de Nemours & Co.	362,794

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Core Fund
Schedule of Investments
December 31, 2009 (Unaudited)

Shares	COMMON STOCKS - 97.36%, continued	Value
	Scientific Research and Development Services - 1.95%
15,375	Pharmaceutical Product Development, Inc.	$360,390
	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 3.63%
5,665	Church & Dwight Co., Inc.	342,449
6,800	Estee Lauder Companies, Inc. - Class A	328,848
		671,297
	Software Publishers - 6.06%
29,810	Ariba, Inc. (a)	373,221
12,350	Intuit (a)	379,268
11,890	MICRO Syetems, Inc. (a)	368,947
		1,121,436
	Wired Telecommunications Carriers - 3.44%
7,430	Time Warner Cable, Inc.	307,528
9,915	Verizon Communications, Inc.	328,484
		636,012

	TOTAL COMMON STOCKS (Cost $16,779,281)	18,016,108

Shares	SHORT-TERM INVESTMENTS - 3.43%	Value

633,692	Fidelity Institutional Government Portfolio - Class I, 0.03% (c)	633,692
	TOTAL SHORTTERM INVESTMENTS (Cost $633,692) -	633,692

	TOTAL INVESTMENTS IN SECURITIES (Cost $17,412,973) - 100.79%
	Liabilities in Excess of Other Assets - (0.79)%	(145,366)
	NET ASSETS - 100.00%	$18,504,434

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day yield as of December 31, 2009.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Core Fund
STATEMENT OF ASSETS AND LIABILITIES at December 31, 2009 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $17,412,973)	$18,649,800
Receivables
Fund shares sold	20,592
Investment securities sold	73,938
Dividends and interest	13,549
Due from Advisor (Note 4)	2,917
Prepaid expenses	15,687
Total assets	18,776,483

LIABILITIES
Payables
Investment securities purchased	230,723
12b-1 fees	15,577
Audit fees	9,174
Fund accounting fees	6,503
Transfer agent fees and expenses	4,262
Administration fees	3,482
Custody fees	1,186
Chief Compliance Officer fee	1,142
Total liabilities	272,049

NET ASSETS	$18,504,434

CALCULATION OF NET ASSET VALUE PER SHARE
Class A
Net assets applicable to shares outstanding	$15,738,227
Shares issued and outstanding [unlimited number of shares (par value
$0.01) authorized]	1,190,902
Net asset value and redemption price per share	$13.22
Maximum offering price per share (Net asset value per share divided
by 95.00%)	$13.92
Class C
Net assets applicable to shares outstanding	$2,766,207
Shares issued and outstanding [unlimited number of shares (par value $0.01)
authorized]	209,954
Net asset value and offering price per share (Note 1)	$13.18

COMPONENTS OF NET ASSETS:
Paid-in capital	$17,397,607
Undistributed net investment income	1,111
Accumulated net realized loss on investments	(131,112)
Net unrealized appreciation on investments	1,236,827
Net assets	$18,504,433

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Core Fund
STATEMENT OF OPERATIONS For the six months ended December 31, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$108,286
Interest	159
Total investment income	108,445
Expenses
Advisory fees (Note 4)	46,049
Administration fees (Note 4)	20,669
Fund accounting fees (Note 4)	19,191
Transfer agent fees and expenses (Note 4)	16,915
Distribution fees - Class A (Note 5)	16,081
Distribution fees - Class C (Note 5)	6,523
Audit fees	9,174
Custody fees (Note 4)	8,813
Registration fees	6,284
Legal fees	5,833
Chief Compliance Officer fee (Note 4)	3,809
Trustee fees	2,895
Reports to shareholders	2,298
Insurance expense	1,685
Other expenses	937
Total expenses	167,156
Less: advisory fee waiver and absorbtion (Note 4)	(80,792)
Net expenses	86,364
Net investment income	22,081
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	169,678
Net change in unrealized appreciation on investments	2,022,962
Net realized and unrealized gain on investments	2,192,640
Net Increase in Net Assets Resulting from Operations	$2,214,721

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Ended	August 11, 2008*
	December 31, 2009	through
	(Unaudited)	June 30, 2009

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$22,081	$51,827
Net realized gain/(loss) on investments	169,678	(300,789)
Net change in unrealized appreciation (depreciation) on investments	2,022,962	(786,135)
Net increase (decrease) in net assets resulting from operations	2,214,721	(1,035,097)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	(44,012)	(23,046)
Class C	(5,739)	—
Total distributions to shareholders	(49,751)	(23,046)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	6,873,057	10,524,550

Total increase in net assets	9,038,027	9,466,407

NET ASSETS
Beginning of period	9,466,407	—
End of period	$18,504,434	$9,466,407

Undistributed net investment income at end of period	$1,111	$28,781

(a) A summary of share transactions is as follows:

	Class A
	Six Months Ended December 31, 2009 (Unaudited)		August 11, 2008* Through June 30, 2009
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	353,570	$4,459,952	873,047	$10,706,876
Shares issued on reinvestments of distributions	3,332	43,086	2,289	23,046
Shares redeemed**	(19,847)	(251,854)	(21,489)	(205,372)
Net increase	337,055	$4,251,184	853,847	$10,524,550
** Net of redemption fees of		$—		$750

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Core Fund
STATEMENTS OF CHANGES IN NET ASSETS, continued

	Class C
	July 1, 2009*
	through
	December 31, 2009
	(Unaudited)
	Shares	Paid-in Capital
Shares sold	213,105	$2,661,699
Shares issued on reinvestments of distributions	404	5,209
Shares redeemed	(3,555)	(45,035)
Net increase	209,954	$2,621,873

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Core Fund
FINANCIAL HIGHLIGHTS - Class A
For a share outstanding throughout each period

	Six Months
	Ended		August 11, 2008*
	December 31, 2009		through
	(Unaudited)		June 30, 2009

Net asset value, beginning of period	$11.09		$15.00

Income from investment operations:
Net investment income	0.02	^	0.10	^
Net realized and unrealized loss on investments	2.15		(3.96)
Total from investment operations	2.17		(3.86)

Less distributions:
From net investment income	(0.04)		(0.05)
Total distributions	(0.04)		(0.05)

Redemption fees retained	—		0.00	^#

Net asset value, end of period	$13.22		$11.09

Total return	19.55	%‡	-25.72	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$15,738		$9,466
Ratio of expenses to average net assets:
Before expense reimbursement	2.30	%†	3.51	%†
After expense reimbursement	1.15	%†	1.15	%†
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	-0.78	%†	-1.33	%†
After expense reimbursement	0.37	%†	1.03	%†
Portfolio turnover rate	10.71	%‡	22.58	%‡

*	Commencement of operations.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Core Fund
FINANCIAL HIGHLIGHTS - Class C
For a share outstanding throughout each period

	July 1, 2009*
	through
	December 31, 2009
	(Unaudited)

Net asset value, beginning of period	$10.82

Income from investment operations:
Net investment income	(0.02	)^
Net realized and unrealized loss on investments	2.41
Total from investment operations	2.39	†

Less distributions:
From net investment income	(0.03)
Total distributions	(0.03)

Redemption fees retained	—

Net asset value, end of period	$13.18	†

Total return	18.26	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,766
Ratio of expenses to average net assets:
Before expense reimbursement	2.92	%†
After expense reimbursement	1.90	%†
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	-1.30	%†
After expense reimbursement	-0.28	%†
Portfolio turnover rate	10.71	%‡

*	Commencement of operations.
^	Per share numbers have been calculated using the average shares method.
‡	Not annualized.
†	Annualized.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Core Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2009 (Unaudited)

NOTE 1 – ORGANIZATION

The Davidson Multi-Cap Core Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund’s investment objective is to seek long-term capital appreciation.  The Fund currently offers Class A shares and Class C shares. Class A shares are subject to a maximum sales load of 5.00%, which decreases depending on the amount invested. U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent, will assess Class C redemptions a 1% Contingent Deferred Sales Charge on Fund shares held for 12 months or less, unless the dealer of record waived its commission. The Fund’s Class A shares and Class C shares commenced operations on August 11, 2008 and July 1, 2009, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognized the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2009 tax returns.  The Fund identified its major tax jurisdictions as U.S. Federal and the state of Arizona; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.

Davidson Multi-Cap Core Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2009, continued

Actual results could differ from those estimates.

E
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Redemption Fees: The Fund charges a 1.00% redemption fee to shareholders who redeem shares held for 7 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital. During the six months ended December 31, 2009, the Fund retained no redemption fees.

G.
Derivatives:  The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

As of December 31, 2009, the Fund did not hold any derivative instruments.

H.
Events Subsequent to the Fiscal Period End:  The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.

Management has evaluated fund related events and transactions that occurred subsequent to December 31, 2009, through February 26, 2010, the date of issuance of the Fund’s financial statements.  Thee were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 - SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Davidson Multi-Cap Core Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2009, continued

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in other mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.  Short-Term Notes - Short-term notes having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Construction	$274,576	$—	$—	$$274,576
Finance and Insurance	2,156,504	—	—	2,156,504
Health Care and Social
Assistance	343,516	—	—	343,516
Information Technology	3,161,117	—	—	3,161,117
Manufacturing	8,058,811	—	—	8,058,811
Mining	990,374	—	—	990,374
Professional, Scientific
and Technical Services	360,390	—	—	360,390
Retail Trade	1,704,018	—	—	1,704,018
Transportation and
Warehousing	335,052	—	—	335,052
Utilities	631,750	—	—	631,750
Total Equity	18,016,108	—	—	18,016,108

Short-Term Investments	633,692	—	—	633,692

Total Investments in
Securities	$18,649,800	$—	$—	$$18,649,800

Davidson Multi-Cap Core Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2009, continued

New Accounting Pronouncement - In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its statement disclosures.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended December 31, 2009, Davidson Investment Advisors, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.65% based upon the average daily net assets of the Fund. For the six months ended December 31, 2009, the Fund incurred $46,049 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s Class A and Class C aggregate annual operating expenses to 1.15% and 1.90%, respectively, of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended December 31, 2009, the Advisor reduced its fees and absorbed Fund expenses in the amount of $80,792; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Year	Amount
2012	$118,212
2013	$80,792
$199,004

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For the six months ended December 31, 2009, the Fund incurred $20,669 in administration fees.

Davidson Multi-Cap Core Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2009, continued

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  For the six months ended December 31, 2009, the Fund incurred $19,191 in fund accounting fees and $14,318 in transfer agent fees.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended December 31, 2009, the Fund incurred $8,813 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator. The Distributor has advised the Fund that it has received $183,117 in front-end sales charges resulting from sales of the Class A shareand$26,617infront-endsaleschargesresultingfromsalesoftheClassA share. For the six months ended December 31, 2009, the Distributor paid front-end sales charges of $181,122 to D.A. Davison & Co.  (“DAD”), the Advisor’s affiliated broker dealer. The Distributor pays a 1.00% up-front sales commission, which includes an advance of the first year’s service and distribution fees on Class C shares. The Distributor retains the service and distribution fees in the first year to reimburse itself for paying your financial intermediary a 1.00% up-front sales commission and retains the service and distribution fees on accounts with no authorized dealer of record. For the six months ended December 31, 2009, the Distributor advanced $26,551 in up-front sales commissions of Class C shares to DAD.

Certain officers of the Fund are employees of the Administrator.

For the six months ended December 31, 2009, the Fund was allocated $3,809 of the Chief Compliance Officer fee.

NOTE 5 - DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% and 1.00%, respectively, of the Class A and Class C shares’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended December 31, 2009, the Class A and Class C paid the Distributor $16,081 and $6,523, respectively.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2009, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $8,154,272 and 1,464,884 respectively.

NOTE 7 - INCOME TAXES

The tax character of distributions paid during the six months ended December 31, 2009 and the fiscal year ended June 30, 2009 was as follows:

Davidson Multi-Cap Core Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2009 (continued)

	December 31, 2009	June 30, 2009
Ordinary Income	49,751	$23,046

Ordinary income distributions may include dividends paid from short-term capital gains.

As of June 30, 2009, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$10,411,666

Gross tax unrealized appreciation	$598,950
Gross tax unrealized depreciation	(1,395,594)
Net tax unrealized depreciation	$(796,644)

Undistributed ordinary income	$28,781
Undistributed long-term capital gain	—
Total distributable earnings	$28,781

Other accumulated gains/(losses)	$(290,280)
Total accumulated earnings/(losses)	$(1,058,143)

(a) The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales. At June 30, 2009, the Fund deferred, on a tax basis, post-October losses of $182,486.

At June 30, 2009, the Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

2017
$107,794

Davidson Multi-Cap Core Fund
NOTICE TO SHAREHOLDERS at December 31, 2009 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-332-0529 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2009

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2009 is available without charge, upon request, by calling 1-877-332-0529.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-877-332-0529.

Davidson Multi-Cap Core Fund
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 10, 2009, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the continuance of the Advisory Agreement for the Davidson Multi-Cap Core Fund with the Advisor for an annual term. Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement.

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT. The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in day-today activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officerand the Advisor’s compliance record and the Advisor’s business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to  performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory.

2.
THE FUND’S HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of the Fund as of September 30, 2009 on both an absolute basis, and in comparison to its peer funds as classified by Lipper. In reviewing the performance of the Fund, the Board took into account that the Fund was newer, with just over one year of performance history.

The Board noted that the Fund’s performance was above its peer group median and average for the one-year and since inception returns, was in line with the peer group median and average for the year-to-date return, but was below the median and average of its peer group for the three-month return.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, all expense waivers and reimbursements, as well as information regarding fee offsets for separate accounts invested in the Fund.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.15% for Advisor Class A shares and 1.90% for Advisor Class C shares. Additionally, the Board noted that the Fund’s total expense ratio for Advisor Class A shares was below its peer group median and average, and the total

Davidson Multi-Cap Core Fund
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

expense ratio for Advisor Class C shares and the contractual advisory fee was above its peer group median and average, although the contractual advisory fee was equal to the fee charged by the Advisor to its other investment management clients. As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE. The Board also considered that economies of scale would be expected to be realized as the assets of the Fund grow. The Board noted that the Advisor contractually agreed to reduce its advisory fee or pay for Fund expenses so that the Fund does not exceed a specified expense limitation. The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM ITS RELATIONSHIP WITH THE FUND. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the profitability to the Advisor from its relationship with the Fund, and considered any additional benefits derived by the Advisor from its relationship with the Fund, particularly “soft dollar” benefits that may be received in exchange for Fund brokerage, Rule 12b-1 fees received from the Fund and the receipt of additional advisory fees from one separately managed account also investing in the Fund. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had sufficient resources to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Davidson Multi-Cap Core Fund, but rather the Board based its determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory agreement with the Advisor, including advisory fees, was fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreement for the Davidson Multi-Cap Core Fund would be in the best interest of the Fund and its shareholders.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through intermediary, including, but not financial limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Advisor
Davidson Investment Advisors, Inc.
Davidson Building
8 Third Street North
Great Falls, MT 59401
www.davisonmutualfunds.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
877-332-0529

Independent Registered
Public Accounting Firm
Tait, Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
75 East 55th Street
New York, NY 10022-3205

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  To obtain a free prospectus, please call 877-332-0529.

DAVIDSON MULTI-CAP CORE FUND Semi-Annual Report For the period ended December 31, 2009

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Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    3/3/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    3/3/10

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    3/3/10

* Print the name and title of each signing officer under his or her signature.